Cover	Dec. 17, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 17, 2020
Entity File Number	001-38615
Entity Registrant Name	TATTOOED CHEF, INC.
Entity Central Index Key	0001741231
Entity Tax Identification Number	82-5457906
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6305 Alondra Boulevard
Entity Address, City or Town	Paramount
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90723
City Area Code	(562)
Local Phone Number	602-0822
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Warrants, each exercisable for one share of common stock
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of common stock
Trading Symbol	TTCFW
Security Exchange Name	NASDAQ
Common stock, par value $0.0001 per share
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	TTCF
Security Exchange Name	NASDAQ